Equity Incentive Programs (Equity Incentive Programs and Compensation Expense) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of common stock reserved (in shares)				7,871,652
Shares available for issuance (in shares)	2,400,763
Compensation expense recognized	$ 18.6	$ 13.4	$ 14.9
Tax benefit on stock option activity	(2.2)	(4.1)	(0.9)
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated future compensation expense	$ 7.8